Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.87%
Communication services: 1.46%
Entertainment: 1.46%
Liberty Media Corp.-Liberty Live Class C†	46,369	$4,496,402
Consumer discretionary: 9.49%
Automobile components: 1.67%
Modine Manufacturing Co.†	36,276	5,156,996
Diversified consumer services: 2.33%
Adtalem Global Education, Inc.†	46,491	7,180,535
Hotels, restaurants & leisure: 4.16%
Dutch Bros, Inc. Class A†	86,349	4,519,507
First Watch Restaurant Group, Inc.†	148,662	2,325,074
Genius Sports Ltd.†	278,351	3,445,985
Wingstop, Inc.	10,201	2,567,388
		12,857,954
Household durables: 1.33%
Taylor Morrison Home Corp. Class A†	62,311	4,113,149
Consumer staples: 0.61%
Personal care products: 0.61%
Oddity Tech Ltd. Class A†	30,465	1,897,970
Financials: 3.95%
Capital markets: 1.62%
Hamilton Lane, Inc. Class A	19,295	2,600,773
Miami International Holdings, Inc.†	59,500	2,395,470
		4,996,243
Financial services: 1.25%
Shift4 Payments, Inc. Class A†	49,945	3,865,743
Insurance: 1.08%
Skyward Specialty Insurance Group, Inc.†	70,145	3,336,096
Health care: 23.77%
Biotechnology: 4.26%
ADMA Biologics, Inc.†	193,363	2,834,701
Ascendis Pharma AS ADR†	19,017	3,780,770
Soleno Therapeutics, Inc.†	42,516	2,874,082
Vericel Corp.†	116,705	3,672,706
		13,162,259
Health care equipment & supplies: 4.19%
Glaukos Corp.†	15,426	1,257,990
iRhythm Technologies, Inc.†	44,101	7,584,931
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Penumbra, Inc.†	11,578	$2,932,939
PROCEPT BioRobotics Corp.†	32,482	1,159,283
		12,935,143
Health care providers & services: 11.04%
Alignment Healthcare, Inc.†	262,293	4,577,013
Castle Biosciences, Inc.†	69,307	1,578,120
Ensign Group, Inc.	38,212	6,601,887
Guardant Health, Inc.†	45,279	2,829,032
HealthEquity, Inc.†	64,014	6,066,607
Option Care Health, Inc.†	143,089	3,972,151
RadNet, Inc.†	111,245	8,477,981
		34,102,791
Life sciences tools & services: 0.94%
Repligen Corp.†	21,807	2,914,942
Pharmaceuticals: 3.34%
Corcept Therapeutics, Inc.†	35,534	2,953,231
Ligand Pharmaceuticals, Inc.†	22,611	4,005,312
Tarsus Pharmaceuticals, Inc.†	56,762	3,373,366
		10,331,909
Industrials: 32.46%
Aerospace & defense: 7.57%
AAR Corp.†	33,990	3,047,883
ATI, Inc.†	44,198	3,595,065
Kratos Defense & Security Solutions, Inc.†	74,177	6,777,553
Leonardo DRS, Inc.	89,641	4,069,702
Mercury Systems, Inc.†	76,033	5,884,954
		23,375,157
Building products: 1.10%
AAON, Inc.	36,485	3,409,158
Commercial services & supplies: 3.88%
Casella Waste Systems, Inc. Class A†	71,003	6,736,765
CECO Environmental Corp.†	102,355	5,240,576
		11,977,341
Construction & engineering: 4.21%
Argan, Inc.	19,138	5,168,217
Construction Partners, Inc. Class A†	61,798	7,848,346
		13,016,563
Electrical equipment: 4.36%
American Superconductor Corp.†	80,568	4,784,934
See accompanying notes to portfolio of investments
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Electrical equipment(continued)
Bloom Energy Corp. Class A†	74,746	$6,321,269
Power Solutions International, Inc.†	23,988	2,356,101
		13,462,304
Ground transportation: 1.14%
Saia, Inc.†	11,765	3,521,970
Machinery: 3.28%
ESAB Corp.	34,570	3,862,852
RBC Bearings, Inc.†	16,041	6,260,642
		10,123,494
Marine transportation: 0.81%
Kirby Corp.†	30,027	2,505,753
Professional services: 1.28%
Parsons Corp.†	47,502	3,938,866
Trading companies & distributors: 4.83%
Applied Industrial Technologies, Inc.	24,632	6,430,183
SiteOne Landscape Supply, Inc.†	24,385	3,140,788
Xometry, Inc. Class A†	98,504	5,365,513
		14,936,484
Information technology: 21.34%
Electronic equipment, instruments & components: 4.29%
Celestica, Inc.†	10,464	2,578,120
Fabrinet†	15,032	5,480,968
Mirion Technologies, Inc. Class A†	223,390	5,196,051
		13,255,139
IT services: 0.75%
Wix.com Ltd.†	13,160	2,337,611
Semiconductors & semiconductor equipment: 4.95%
Credo Technology Group Holding Ltd.†	31,528	4,590,792
Impinj, Inc.†	17,387	3,142,700
Rambus, Inc.†	33,890	3,531,338
Semtech Corp.†	56,248	4,018,920
		15,283,750
Software: 11.35%
Alkami Technology, Inc.†	79,105	1,964,968
CCC Intelligent Solutions Holdings, Inc.†	367,447	3,347,442
Clearwater Analytics Holdings, Inc. Class A†	255,413	4,602,543
Commvault Systems, Inc.†	47,958	9,053,511
Pegasystems, Inc.	91,268	5,247,910
SailPoint, Inc.†	110,598	2,442,004
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Software(continued)
ServiceTitan, Inc. Class A†	19,500	$1,966,185
Varonis Systems, Inc. Class B†	112,032	6,438,479
		35,063,042
Materials: 1.26%
Metals & mining: 1.26%
Carpenter Technology Corp.	15,861	3,894,510
Real estate: 1.16%
Real estate management & development: 1.16%
Cushman & Wakefield PLC†	224,459	3,573,387
Utilities: 2.37%
Independent power and renewable electricity producers: 2.37%
Talen Energy Corp.†	17,205	7,318,663
Total common stocks (Cost $230,685,775)		302,341,324

		Yield
Short-term investments: 2.31%
Investment companies: 2.31%
Allspring Government Money Market Fund Select Class♠∞		4.07%	7,139,567	7,139,567
Total short-term investments (Cost $7,139,567)				7,139,567
Total investments in securities (Cost $237,825,342)	100.18%			309,480,891
Other assets and liabilities, net	(0.18)			(541,277)
Total net assets	100.00%			$308,939,614

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,929,449	$86,149,243	$(83,939,125)	$0	$0	$7,139,567	7,139,567	$188,130
See accompanying notes to portfolio of investments
4 | Allspring VT Small Cap Growth Fund

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,496,402	$0	$0	$4,496,402
Consumer discretionary	29,308,634	0	0	29,308,634
Consumer staples	1,897,970	0	0	1,897,970
Financials	12,198,082	0	0	12,198,082
Health care	73,447,044	0	0	73,447,044
Industrials	100,267,090	0	0	100,267,090
Information technology	65,939,542	0	0	65,939,542
Materials	3,894,510	0	0	3,894,510
Real estate	3,573,387	0	0	3,573,387
Utilities	7,318,663	0	0	7,318,663
Short-term investments
Investment companies	7,139,567	0	0	7,139,567
Total assets	$309,480,891	$0	$0	$309,480,891
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring VT Small Cap Growth Fund | 5